Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Taxes
Components of income (loss) before income tax expense, by tax jurisdiction

	For the year ended December 31,
($ thousands)	2015	2014	2013

Italy	419,116	417,212	451,716
United States	(379,425)	(60,932)	(102,433)
United Kingdom	(150,475)	(106,536)	(29,132)
All Other	93,753	90,473	139,286

	(17,031)	340,217	459,437

Components of income tax expense

	For the year ended December 31,
($ thousands)	2015	2014	2013
Current:
Italy	168,915	206,212	177,843
United States	(24,434)	4,750	5,295
United Kingdom	(5,097)	528	405
All Other	48,753	36,218	51,764

	188,137	247,708	235,307

Deferred:
Italy	1,660	8,122	24,885
United States	(121,032)	1,692	(24,178)
United Kingdom	(16,242)	(8,948)	(47)
All Other	(13,627)	(8,161)	(10,012)

	(149,241)	(7,295)	(9,352)

	38,896	240,413	225,955

Reconciliation of the provision for income taxes, with the amount computed by applying United Kingdom statutory main corporation tax rates

	For the year ended December 31,
($ thousands)	2015	2014	2013

(Loss) income before provision for income taxes	(17,031)	340,217	459,437
United Kingdom statutory tax rate	20.25%	21.50%	23.25%

Theoretical tax expense (benefit)	(3,449)	73,147	106,819

Foreign tax differential	(53,153)	15,768	6,597
Foreign losses with no tax benefit	7,495	12,255	12,218
Italian tax litigation settlement	—	19,934	38,366
IRAP and other local taxes	29,697	49,806	46,513
Italian reorganization tax	13,405	35,989	—
Nondeductible expenses	30,244	9,052	1,647
Foreign tax expense, net of federal benefit	9,003	10,765	10,222
Change in unrecognized tax benefits	(15,593)	427	342
Tax cost of dividend	12,888	3,903	3,618
Research and development tax credit	(4,393)	(507)	(283)
Noncontrolling interest	8,565	5,015	1,260
Other	4,187	4,859	(1,364)

	38,896	240,413	225,955

Effective tax rate	-228.4%	70.7%	49.2%

Components of deferred tax assets and liabilities, and net deferred income taxes recorded in the consolidated balance sheet

The components of deferred tax assets and liabilities are as follows:

	December 31,
($ thousands)	2015	2014

Deferred tax assets:
Net operating losses	292,439	162,269
Provisions not currently deductible for tax purposes	164,164	97,003
Depreciation and amortization	148,801	112,963
Jackpot timing differences	92,807	—
Credit carryforwards	40,578	29,047
Cash collected in excess of revenue recognized	10,184	10,102
Share-based compensation	7,690	6,841
Inventory reserves	6,820	5,025
Other	15,062	23,898

Gross deferred tax assets	778,545	447,148
Valuation allowance	(139,663)	(77,631)

Net deferred tax assets	638,882	369,517

Deferred tax liabilities:
Acquired intangible assets	1,294,816	324,623
Depreciation and amortization	178,925	179,674
Foreign exchange on intra-group loan	17,110	17,199
Contract penalties	—	24,435
Other	41,375	9,210

Total deferred tax liabilities	1,532,226	555,141

Net deferred income tax liability	(893,344)	(185,624)

The company’s net deferred income taxes are recorded in the consolidated balance sheet as follows:

	December 31,
($ thousands)	2015	2014

Deferred income taxes - noncurrent asset	48,074	12,982
Deferred income taxes - noncurrent liability	(941,418)	(198,606)

	(893,344)	(185,624)

Reconciliation of the beginning and ending amount of unrecognized tax benefits

	For the year ended December 31,
($ thousands)	2015	2014	2013

Balance at beginning of year	6,296	7,536	7,796
Current year acquistion	49,934	—	—
Additions to tax positions - current year	9,462	98	180
Reductions to tax positions - prior years	(7,733)	(1,338)	(440)
Settlements	(5,313)	—	—
Lapses in statutes of limitations	(15,276)	—	—

Balance at end of year	37,370	6,296	7,536